Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Capitalisation and Ratio

As at December 31, 2017 and 2016, these ratios were as follows:

	2017	2016
Long-term debt	$1,730,437	$1,906,934
Shareholders’ equity	1,810,336	1,962,118
Total capitalization	$3,540,773	$3,869,052
Long-term debt to long-term debt plus equity ratio	0.49	0.49